No Load and Advisor Classes
                           KINETICS MUTUAL FUNDS, INC.


                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 26, 2001

                          (As revised August 31, 2001)



                               The Internet Fund
                        The Internet Infrastructure Fund
                       The Internet Emerging Growth Fund
                        The Internet Global Growth Fund
                             The New Paradigm Fund
                                The Medical Fund
                                The Energy Fund
                        The Small Cap Opportunities Fund
                          The Middle East Growth Fund
                            The Asia Technology Fund
                   The Kinetics Government Money Market Fund

Each of the series (individually, a "Fund" and collectively, the "Funds") of Kinetics Mutual Funds, Inc. is in a master/feeder fund structure. Each Fund is a feeder fund to a corresponding series (individually, a "Portfolio" and collectively, the "Portfolios") of the Kinetics Portfolios Trust. Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objective by investing all of their investable assets in their corresponding Portfolios. Each Portfolio
(except for the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of their respective feeder Fund. The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with investment objectives and strategies identical to those of its Fund.

This Statement of Additional Information ("SAI") provides general information about each of the Funds and the Portfolios. This SAI is not a prospectus and should be read in conjunction with the Funds' current No Load Prospectus dated May 1, 2001 or Advisor Classes Prospectus dated April 26, 2001, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectuses, please write or call the Funds at the address or telephone number below. To obtain a copy of the Prospectus and SAI of the Portfolios dated May 1, 2001 providing general information about the Portfolios, which is incorporated hereto by reference, please write or call the Portfolios at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (800) 930-3828

The audited financial statements of the Funds for the fiscal year ended December 31, 2000 are incorporated by reference to the Funds' 2000 Annual Report filed with the Securities and Exchange Commission.






                                TABLE OF CONTENTS


General Information about Kinetics Mutual Funds, Inc...........................1
Description of the Funds.......................................................3
Investment Restrictions........................................................5
Investment Policies and Associated Risks.......................................8
Temporary Investments.........................................................16
Portfolio Turnover............................................................16
Management of the Funds and the Portfolios....................................18
Control Persons and Principal Holders of Securities...........................21
Investment Advisers...........................................................25
Shareholder Servicing.........................................................27
Administrative Services.......................................................28
Distributor...................................................................29
Distribution Plans............................................................29
Custodian.....................................................................30
Valuation of Shares...........................................................30
Purchasing Shares.............................................................31
Redemption of Shares..........................................................34
Brokerage.....................................................................35
Taxes.........................................................................36
Performance Informatio........................................................37
Independent Auditor...........................................................40
Financial Statems.............................................................40
Appendix......................................................................41



General Information about Kinetics Mutual Funds, Inc.
--------------------------------------------------------------------------------

Kinetics Mutual Funds, Inc. (the "Company") is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. Kinetics Portfolios Trust (the "Trust") is a Delaware business trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to that of the individual Funds of the Company. The Funds and Portfolios are set up in a master/feeder fund structure where each Fund is a "feeder" fund that invests all of its investable assets in a corresponding "master" Portfolio. The principal business office for the Company and the Trust is located at 1311 Mamaroneck Avenue, White Plains, New York, 10605.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of beneficial interests with no par value. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust each currently consist of 11 series. Under the Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, each Fund is permitted to offer several classes of shares as follows: No Load, Advisor A, Advisor B and Advisor C classes. Advisor A class shares are subject to a front-end sales load as described in the prospectus and a Rule 12b-1 fee. Advisor B class shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. Advisor C class shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. The table below lists the Funds together with their share classes and corresponding Portfolio. The Kinetics Government Money Market Fund is the only Fund that does not offer Advisor A class shares.

--------------------------------------------------------------------------------------------
Feeder Funds with No Load Money Market and Advisor Classes  Master Portfolios
--------------------------------------------------------------------------------------------
The Internet Fund - No Load, A, B, C                        The Internet Portfolio
The Internet Infrastructure Fund - No Load, A, B, C         The Internet Infrastructure Portfolio
The Internet Emerging Growth Fund - No Load, A, B, C        The Internet Emerging Growth Portfolio
The Internet Global Growth Fund - No Load, A, B, C          The Internet Global Growth Portfolio
The New Paradigm Fund - No Load, A, B, C                    The New Paradigm Portfolio
The Medical Fund - No Load, A, B, C                         The Medical Portfolio
The Energy Fund - No Load, A, B, C                          The Energy Portfolio
The Small Cap Opportunities Fund - No Load, A, B, C         The Small Cap Opportunities Portfolio
The Middle East Growth Fund - No Load, A, B, C              The Middle East Growth Portfolio
The Asia Technology Fund - No Load, A, B, C                 The Asia Technology Portfolio
The Kinetics Government Money Market Fund                   The Kinetics Government Money
No Load, B, C                                               Market Portfolio
-----------------------------------------------------------------------------------------------

All classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. The expenses incurred pursuant to the Rule 12b-1 Plan will be borne solely by Advisor Class A, B and C shares of the applicable Funds and constitute the only expenses allocated to one class and not the other.

Rights of Each Share Class

Each share of the common stock of a Fund is entitled one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all classes of each Fund in the Company have equal voting rights. However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class. Only shareholders of Advisor Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Directors from time to time and as further discussed in the prospectuses.


Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios. Accordingly, a shareholder's interest in a Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio's expenses. However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds' methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds are managed as part of a larger pool of assets. Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers. The Fund otherwise continues its normal operation. Each Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of each Fund.

Certain changes in a Portfolio's objective, policies and/or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of a Portfolio. Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund's shareholders. Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Funds
--------------------------------------------------------------------------------

The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

The Internet Funds

The Internet Fund, Internet Infrastructure Fund, Internet Emerging Growth Fund and Internet Global Growth Fund are all non-diversified funds with the same primary investment objective of long-term growth of capital. The Funds are designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Funds seek to achieve their investment objective by investing all of their investable assets in the respective Portfolios. Except during temporary defensive periods, each Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. The Funds should not be used as a trading vehicle.

The New Paradigm Fund

The New Paradigm Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet. This Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. This Fund should not be used as a trading vehicle.

The Energy Fund

The Energy Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related disciplines. This Fund should not be used as a trading vehicle.

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This Fund should not be used as a trading vehicle.

The Middle East Growth Fund

The Middle East Growth Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of foreign and U.S. companies that are engaged in business activities in the Middle East. This Fund should not be used as a trading vehicle.

The Asia Technology Fund

The Asia Technology Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested, without regard to size or industry, in the equity securities of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. Such companies may use technology extensively in the development of new or improved products or processes or, alternatively, may benefit from the commercialization of technological advances, although they may not be involved in research and development. The Portfolio may also, from time to time, utilize certain derivatives for hedging purposes and/or direct investment. This Fund should not be used as a trading vehicle.

Under normal circumstances, the Portfolio will invest in at least three different Asian countries. The Portfolio considers Asian companies to include companies that are organized under the laws of any country in the Asian region other than Australia and New Zealand, including the Sri Lanka, Hong Kong, Pakistan, Japan, Thailand, Malaysia, Brunei, China, Cambodia, Taiwan, India, Indonesia, South Korea, the Philippines, Singapore, Vietnam and Myanmar. The Portfolio also considers companies to be Asian if UOB Global Capital LLC, the Portfolio's sub-adviser, determines that they: (a) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in or with one or more of the Asian countries; (b) maintain at least 50% of their assets in one or more Asian countries; or (c) have securities that are traded principally on the stock exchange in an Asian country.

The Kinetics Government Money Market Fund

The Kinetics Government Money Market Fund is a diversified fund with a primary investment objective providing current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio seeks to achieve its investment objective as set forth in this SAI in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940 ("1940 Act"). In particular, the Portfolio will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (NRSRO) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.


Investment Restrictions
--------------------------------------------------------------------------------

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds' outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolios' outstanding voting securities. As used in this SAI, "a majority of a Fund's (or Portfolio's) outstanding voting securities" means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.

1. The Funds/Portfolios will not act as underwriter for securities of other issuers.

2. The Funds/Portfolios will not make loans except as permitted under the securities lending restrictions as stated in the prospectus .

3. With respect to 50% of its total assets, the Funds/Portfolios will not invest in the securities of any issuer if as a result the Funds/Portfolios hold more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Funds. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

4. The Funds/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of their total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Funds may enter into futures contracts and related options.

5. The Funds/Portfolios will not invest more than 10% of the value of their net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6. The Internet Fund/Portfolio, Internet Infrastructure Fund, Internet Emerging Growth Fund/Portfolio and Internet Global Growth Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Funds'/Portfolios total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Fund's'/Portfolios total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

7. The New Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund's/Portfolios total net assets would be in the securities of such industries.

8. The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's/Portfolios total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Fund's/Portfolio's total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

9. The Energy Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the field of energy generation, exploration of energy resources, refinement, distribution, equipment development and a range of alternative energy-related research and technologies, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Fund's Portfolio's total net assets will be invested in the securities of companies engaged in the field of energy generation, exploration of energy resources, refinement, distribution, equipment development and a range of alternative energy-related research and technologies. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10. The Small Capital Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's/Portfolio's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's/Portfolio's total net assets will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

11. The Middle East Growth Fund/Portfolio will not invest in the securities of any one industry except in foreign and U.S. companies that are engaged in business activities in the Middle East, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's if, as a result, more than 20% of the Fund's/Portfolio's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's/Portfolio's total net assets will be invested in the securities of foreign and U.S. companies that are engaged in business activities in the Middle East. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

12. The Asia Technology Fund/Portfolio will not invest in the securities of any one industry except in Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's if, as a result, more than 20% of the Fund's/Portfolio's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's/Portfolio's total net assets will be invested in the securities of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

13. The Funds will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

14. The Funds will not issue senior securities. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation.
     However, in the event that a Portfolio's portfolio holdings in illiquid securities reaches 15% of the value of its net assets, the Adviser is authorized by the Board of Trustees to make such adjustments as necessary to reduce the holdings of illiquid securities to comply with the guidelines of paragraph number 5 above.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The Funds' and the corresponding Portfolios' investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the investment policies and risks of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios (except for the Kinetics Government Money Market Fund and corresponding Portfolio). Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

Common and Preferred Stock

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.



Debt Securities

The Portfolios may invest in debt securities including preferred stocks convertible into common stocks. The convertible and non-convertible debt obligations in which the Portfolios may invest are in general those rated, at the time of purchase, CCC or higher by S&P or Caa or higher by Moody's, or determined to be of comparable quality by a Portfolio's Adviser or Sub-Adviser if the security is unrated. Securities in these lowest investment grade categories (CCC or Caa) are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments. As compared to debt securities with higher ratings, these "high risk" securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. A Portfolio may continue to hold (1) debt securities rated below the prescribed minimum rating categories if such securities' ratings are the result of a reduction after purchase by a Portfolio; or (2) unrated securities which the Adviser determines no longer meet its quality criteria described above after purchase by a Portfolio; or (3) unrated securites for which S&P or Moody's prescribe a rating lower than CCC or Caa, respectively after purchase by a Portfolio; provided, however, that the aggregate amount of a Portfolio's investments in such downgraded securities do not exceed 5% of its total net assets. Please see "Appendix" to this Statement of Additional Information for a description of debt security ratings.


When-Issued and Delayed Delivery Transactions

The Portfolios (including the Kinetics Government Money Market Portfolio) may purchase securities on a when-issued, delayed-delivery or forward commitment basis. These transactions generally involve the purchase of a security with payment and delivery due at some time in the future. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. While the Portfolios will generally engage in such when-issued, delayed-delivery and forward commitment transactions with the intent of actually acquiring the securities, a Portfolio may sometimes sell such a security prior to the settlement date.

The Portfolios may also sell securities on a delayed-delivery or forward commitment basis. If the Portfolios do so, they will not participate in future gains or losses on the security. If the other party to such a transaction fails to pay for the securities, the Portfolios could suffer a loss. Repurchase Agreements - The Kinetics Government Money Market Fund

The Kinetics Government Money Market Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Other Money Market Funds - The Kinetics Government Money Market Fund

As an efficient means of carrying out the investment policies, the Kinetics Government Money Market Portfolio may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.


Restricted and Illiquid Securities

Each Portfolio may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws.

Fixed-Income Securities

The fixed-income securities in which the Portfolios may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Portfolios may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolios are not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolios' purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolios from the risk that the fixed-income securities in which the Portfolios invest will decline in value. Credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.


Depositary Receipts. The Portfolios may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

     Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios' and Funds' shareholders.

Derivatives

Buying Call and Put Options. The Portfolios may purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options. By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Portfolios may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as each Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Portfolios give the holder the right to buy the underlying securities from the Portfolios as a stated exercise price. A call option written by the Portfolios is "covered" if the Portfolios own the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolios hold a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolios in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolios' turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause each Portfolio to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to each Portfolio's ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicated the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When each Portfolio writes a secured put option, in will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolios may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Portfolios' ability to close out the option that it has written.

The writer of an option who wishes to terminate his or her obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Portfolios will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolios to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Portfolios to use cash or proceeds from the investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolios will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, the Portfolios will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter ("OTC") Options. The Portfolios may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, the Portfolios may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission has often taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

Futures Contracts. The Portfolios may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, a Portfolio may need to make subsequent deposits, known as "variation margin", to reflect changes in the level of the stock index. Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Portfolio's net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although the Portfolios may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, each Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of each Portfolio's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of each Portfolio's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of each Portfolio's investment securities may differ substantially from the changes anticipated by a Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Portfolio's initial investment in such a contract.

Successful use of futures contracts depends upon the sub-adviser's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the sub-adviser's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Portfolio's strategies for hedging its securities.

More About the Asia Technology Fund's Investment in Technology and Science Driven Companies. The sub-adviser for the Asia Technology Portfolio believes that because of rapid advances in technology, science, and biotechnology, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include the Internet, computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. The Portfolio may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.


The technology, science, and biotechnology areas have exhibited and continue to exhibit rapid growth due to the mass adoption of the Internet, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the Portfolio's cache of investment securities. The expansion of technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Portfolio's investment policies are not limited to any minimum capitalization requirement and the Portfolio may hold securities without regard to the capitalization of the issuer. The sub-adviser's overall stock selection for the Portfolio is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Companies in the rapidly changing fields of technology, science, and biotechnology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Portfolio's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Portfolio is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology, science, and biotechnology areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.


Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund, Internet Infrastructure Fund, Internet Emerging Growth Fund, Internet Global Growth Fund and New Paradigm Fund or the corresponding Portfolios may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolios may also hold a portion of their assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolios anticipate that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolios are in a temporary defensive posture.


Portfolio Turnover
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The
Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held. The table below shows the portfolio turnover rates for the past two fiscal years. Information presented below reflects activity before conversion to a master-feeder structure on April 28, 2000, Portfolio turnover will be reported at the Master Portfolio level from April 28, 2000 on forward.

----------------------------------------------------- ------------------------ -
                                  January 1, 2000        Fiscal Year
                                      through               Ended
Portfolio turnover rate for:      April 28, 2000(1)      December 31, 1999
--------------------------------------------------------------------------------
The Internet Fund(2)                           21%                      89%
The Internet Infrastructure Fund(3)             4%                      N/A
The Internet Emerging Growth Fund(3)           17%                      N/A
The Internet Global Growth Fund(3)              4%                      N/A
he New Paradigm Fund(3)                         5%                      N/A
The Medical Fund(4)                             1%                      1%
The Energy Fund(5)                              N/A                     N/A
The Small Cap Opportunities Fund(6)             8%                      N/A
The Middle East Growth Fund(7)                  0%                      N/A
The Asia Technology Fund(8)                     N/A                     N/A
The Kinetics Government Money Market Fund(9)    N/A                     N/A
----------------------------------------------------- -------------------------
(1)Rate listed represent the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(2)The Fund started operations on October 21, 1996.
(3)The Fund started operations on December 31, 1999.
(4)The Fund started operations on September 30, 1999.
(5)TheFund started operations on December 29, 2000
)6)The Fund started operations on March 20, 2000.
(7)The Fund started operations on March 10, 2000
(8)The Fund started operations on October 20, 2000.
(9)The Fund started operations on Februar 3, 2000.

----------------------------------------------------- ------------------------
                                 April 28, 2000
                                     Through
Portfolio turnover rate for:                             December 31, 2000
----------------------------------------------------- ------------------------
The Internet Portfolio                                          16%
The Internet Infrastructure Portfolio                           26%
The Internet Emerging Growth Portfolio                          30%
The Internet Global Growth Portfolio                            20%
The New Paradigm Portfolio                                      89%
The Medical Portfolio                                           1%
The Energy Portfolio                                            N/A
The Small Cap Opportunities Portfolio                          198%
The Middle East Growth Portfolio                                54%
The Asia Technology Portfolio                                   82%
The Kinetics Government Money Market Portfolio                  N/A
----------------------------------------------------- ------------------------


Management of the Funds and the Portfolios
--------------------------------------------------------------------------------
Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios' shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.


---------------------------- --------- ------------------------- ------------------------------------------
Name and Address           Age        Position with the            Principal Occupation
                                          Company and Trust        during the Past Five Years
------------------------ --------- ------------------------- ----------------------------------------------
*Steven R. Samson          47         President & Chairman of      President and CEO, Kinetics Asset
25 Holly Place                        the Boards                   Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                              President, The Internet Fund, Inc. (1999
                                                                   to Present); Managing Director, Chase
                                                                   Manhattan Bank (1993 to 1999).
------------------------ --------- ------------------------- ----------------------------------------------
*Murray Stahl              47         Director/Trustee             President, Horizon Asset Management, an
30 Haights Cross Road                                              investment adviser (1994 to Present).
Chappaqua, NY  10514
------------------------ --------- ------------------------- ------------------------------------------
Steven T. Russell          37         Independent                  Attorney and Counselor at Law, Steven
146 Fairview Avenue                   Director/Independent         Russell Law Firm (1994 to Present);
Bayport, NY 11705                     Trustee                      Professor of Business Law, Suffolk
                                                                   County Community College (1997 to
                                                                   Present).
---------------------------- ------------------------- ----------------------------------------------------
Douglas Cohen, C.P.A.      39         Independent                  Wagner, Awerma & Strinberg, LLP
6 Saywood Lane                        Director/Independent         Certified Public Accountant (1997 to
Stonybrook, NY  11790                 Trustee                      present); Leon D. Alpern & Co. (1985 to
                                                                   1997)
-------------------------------- ------------------------- ------------------------------------------
William J. Graham          39         Independent                  Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                    Director/Independent         to Present).
Bayshore, NY  11706                   Trustee                      Gabor & Gabor (1995 to 1997)
-------------------------------- ------------------------- ------------------------------------------
Peter B. Doyle             38         Director/Trustee             Director and Officer, Horizon Asset
23 Montrose Road                                                   Management, Inc. (1994 to Present) Chief
Scarsdale, NY 10583                                                Investment Strategic, Kinetics Mutual
                                                                   Funds, Inc. (1998 to Present).
------------------------------- ------------------------- ------------------------------------------
Joseph E. Breslin          47         Independent                  Senior Vice President, Marketing &
54 Woodland Drive                     Director/Independent         Sales, IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                  Trustee                      financial services company (1999 to
                                                                   Present); formerly President, J.E.
                                                                   Breslin & Co., an investment management
                                                                   consulting firm (1994 to 1999).
------------------------------- ------------------------- ------------------------------------------
John J. Sullivan          69          Independent                  Retired; Senior Advisor, Long Term
31 Hemlock Drive                      Director/Independent         Credit Bank of Japan, Ltd.; Executive
Sleepy Hollow, NY  10591              Trustee                      Vice President, LTCB Trust Company.
------------------------------- ------------------------- ------------------------------------------
Lee W. Schultheis         45          Vice President &             Managing Director & COO of Kinetics
54 Kelsey Ridge Road                  Treasurer of each of         Asset Management (1999 to Present);
Freeport, ME  04032                   the Company and the          President & Director of Business
                                      Trust                        Development, Vista Fund Distributors,
                                                                   Inc. (1995 to 1999); Managing Director,
                                                                   Forum Financial Group, a mutual fund
                                                                   services company.
----------------------------------- --------- ------------------------- ----------------------------------


* "Interested persons" as defined in the 1940 Act.

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended (including Pricing or Audit Committee Meetings), as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Funds or the Portfolios. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 2000.

                           Kinetics Mutual Funds, Inc.

                               Compensation Table


----------------------- -------------- -------------- ---------------- ---------------- --------------------
Name and Position       Aggregate      Aggregate      Pension or       Estimated Annual Total Compensation
                        Compensation   Compensation   Retirement       Benefits Upon    from Fund and Fund
                        From Funds     From Portfolio Benefits Accrued Retirement       Complex Paid to
                                       To Fund        as Part of Fund                   Directors**
                                                      Expenses
----------------------- -------------- -------------- ---------------- ---------------- --------------------
Steven R. Samson*          None           None           None              None            None
Chairman and Director

Murray Stahl*              None           None           None              None            None
Director

Steven T. Russell        $ 13,250      $ 7,241.28        None              None          $20,491.28
Independent Director

Douglas Cohen, CPA       $ 17,250      $ 7,241.28        None              None          $24,491.28
Independent Director

William J. Graham        $ 13,250      $ 7,241.28        None              None          $20,491.28
Independent Director

Peter B. Doyle*            None           None           None              None             None
Director/Trustee

Joseph E. Breslin        $ 13,250      $ 9,738.24        None              None          $22,988.24
Independent Director

John J. Sullivan         $ 13,250      $ 7,241.28        None              None          $20,491.28
Independent Director
----------------------- -------------- -------------- ---------------- ---------------- --------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust


Sales Loads

Employees, directors or trustees of Kinetics Asset Management, Inc., Kinetics Funds Distributor, Inc., Kinetics Mutual Funds, Inc., Kinetics Portfolios Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees, directors or trustees will not have to pay a sales charge on Advisor Class A shares.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of March 31, 2001 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Principal holders are persons that beneficially own 5% or more of a Fund's outstanding shares.

Control Persons of The Internet Fund
(No Load Shares)
------------------------------------------- ---------------------- -------------


Name and Address                          Shares           % Ownership       Type of Ownership
---------------------------------- ------------------- -------------------- -------------------------
National Financial Services Corp.      5,390,097.496         33.18%              Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc.             2,551,474.559         15.71%              Record
101 Montgomery Street
San Francisco, CA  94104

National Investor Services Corp.         851,980.285          5.25%              Record
55 Water Street
New York, NY  10041
---------------------------------- ------------------- -------------------- ---------------------------



Control Persons of The Internet Infrastructure Fund
(No Load Shares)
---------------------------------- ----------------- -------------------- ----------------------
Name and Address                        Shares           % Ownership       Type of Ownership
---------------------------------- ----------------- -------------------- ----------------------
National Financial Services Corp.    377,917.859           22.20%              Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.             256,486.257           15.07%              Record
101 Montgomery Street
San Francisco, CA  94104
---------------------------------- ----------------- -------------------- ----------------------


Control Persons of The Internet Emerging Growth Fund
(No Load Shares)
--------------------------------- ----------------- -------------------- ---------------------------
Name and Address                       Shares           % Ownership       Type of Ownership
--------------------------------- ----------------- -------------------- ---------------------------
National Financial Services Corp.   205,273.028           16.00%              Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.            120,726.568            9.41%              Record
101 Montgomery Street
San Francisco, CA  94104

National Investor Service Corp.      74,180.382            5.78%              Record
55 Water Street
New York, NY 10041
--------------------------------- ----------------- -------------------- --------------------------


Control Persons of The Internet Global Growth Fund
(No Load Shares)
---------------------------------- ----------------- -------------------- -------------------------
Name and Address                        Shares           % Ownership       Type of Ownership
---------------------------------- ----------------- -------------------- -------------------------
National Financial Services Corp.    316,825.654           19.17%              Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.             227,039.709           13.74%              Record
101 Montgomery Street
San Francisco, CA  94104
---------------------------------- ----------------- -------------------- -------------------------


Control Persons of The New Paradigm Fund
(No Load Shares)
---------------------------------- ----------------- ------------------ -------------------------
Name and Address                        Shares           % Ownership     Type of Ownership
---------------------------------- ----------------- ------------------ -------------------------
National Financial Services Corp.     91,127.387           21.48%            Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.              43,044.458           10.15%            Record
101 Montgomery Street
San Francisco, CA  94104
---------------------------------- ----------------- ------------------ -------------------------


Control Persons of The Medical Fund (No Load Shares)
(No Load Shares)
--------------------------------- ------------------- ------------------ -----------------------
Name and Address                         Shares           % Ownership     Type of Ownership
--------------------------------- ------------------- ------------------ -----------------------
National Financial Services Corp.      724,504,249          27.82%            Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc.             380,759.406          14.62%            Record
101 Montgomery Street
San Francisco, CA  94104
--------------------------------- ------------------- ------------------ -----------------------


Control Persons of The Energy Fund (No Load Shares)

As of March 31, 2001, Kinetics Asset Management,  Inc. was the holder of 100% of the Fund's outstanding shares for organizational purpose only.
------------------------------- ----------------------- -------------------- --------------------
Name and Address                        Shares              % Ownership       Type of Ownership
------------------------------- ----------------------- -------------------- --------------------
Lawrence P. Doyle &                   9,794,319               23.32%              Record
Karen H. Doyle
54 1/2 Fremont Road
Sleepy Hollow, NY 10591

Kinetics Asset Management, Inc.       9,000.000               21.43%              Record
1311 Mamaroneck Avenue
White Plains, NY 10605

Firstar Bank, N.A.                    2,365.307                5.63%              Record
Charles Hyder IRA
7316 E. Bristol Road
Davison, MI 48423

Charles Schwab & Co., Inc.            2,312.975                5.51%              Record
101 Montgomery Street
San Francisco, CA 94104
------------------------------- ----------------------- -------------------- -------------------


Control Persons of The Small Cap Opportunities Fund
(No Load Shares)
---------------------------------- ---------------- --------------------- ----------------------
Name and Address                       Shares           % Ownership       Type of Ownership
---------------------------------- ---------------- --------------------- ----------------------
National Financial Services Corp.    21,301.199            18.46%             Record
200 Liberty Street
New York, NY 10281

National Investor Services Corp.     14,715.162            12.75%             Record
55 Water Street
New York, NY 10041

Charles Schwab & Co., Inc.           13,847.075            12.00%
101 Montgomery Street
San Francisco, CA 94104

Janney Montgomery Scott LLC
Karen Hopkins
Doyle &Lawrence P. Doyle             9,422.060             8.18%              Record
1801 Market Street
Philadelphia, PA 19103

Firstar Bank, N.A.                   6,467.028             5.60%              Record
Miriam Belsky IRA
290 W End Avenue Suite 10C
New York, NY 10023
---------------------------------- ---------------- --------------------- ----------------------


Control Persons of The Middle East Growth Fund
(No Load Shares)
------------------------------- ---------------- --------------------- -------------------
Name and Address                    Shares           % Ownership       Type of Ownership
------------------------------- ---------------- --------------------- -------------------
Kinetics Asset Management Inc.     10,000.00            48.94%             Record
1311 Mamaroneck Avenue
White Plains, NY  10605

Doyle Family Enterprise, LLC      $ 2,290.951           11.21%             Record
48 Gamecock Lane
Babylon, NY  11702

Charles Schwab & Co., Inc.        $ 1,399.996           6.85%              Record
101 Montgomery Street
San Francisco, CA 94104
------------------------------- ---------------- --------------------- -------------------


Control Persons of The Asia Technology Fund
(No Load Shares)
--------------------------------- --------------- --------------------- ------------------
Name and Address                     Shares           % Ownership       Type of Ownership
--------------------------------- --------------- --------------------- ------------------
Kinetics Asset Management, Inc.
1311 Mamaroneck Avenue             23,293.827            77.56%             Record
White Plain, NY 10605
--------------------------------- --------------- --------------------- ------------------


Control Persons of The Kinetics Government Money Market Fund
(No Load Shares)
---------------------------- ------------------ ----------------- --------------------------
Name and Address                  Shares           % Ownership      Type of Ownership
---------------------------- ------------------ ----------------- --------------------------
Mellon Bank (DE) NA            9,347,024.750         42.34%             Record
135 Santilli Hwy.
Everett, MA  02149-1906

Peconic Offshore Fund Corp.    8,317,205.050         37.68%             Record
Montague Sterling Centre
East Bay Street
P.O. Box SS-6238
Nassau, Bahamas



Management Ownership

As of March 31, 2001, the officers and/or Directors of the Funds as a group own less than 1% of the outstanding shares of the Funds.

Investment Advisers
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolios. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 25 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 21 years experience in the mutual funds and financial services industries.


On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolios, re-approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the portfolio and recommending to the Portfolios to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolios;
(2)  makes  specific   recommendations  based  on  the  Portfolios'   investment
requirements;
(3) pays the salaries of those of the Portfolios' employees who may be officers or directors or employees of the investment adviser.

Sub-Adviser

On June 20, 2000, the Board of Trustees, on behalf of the Asia Technology Portfolio, approved a sub-advisory agreement between the Adviser and UOB Global Capital LLC (the "sub-adviser"), pursuant to which the sub-adviser will assist it in the day-to-day management of the investment portfolio. The sub-advisory agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. In the event that the Advisory Agreement under any circumstances, the sub-advisory agreement shall also automatically be terminated.

The sub-adviser determines which securities will be purchased, retained or sold for the Asia Technology Portfolio, places orders for the Portfolio and provides the investment adviser with information on international investment and economic developments.

The sub-adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The sub-adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to make available certain of its investment, operations and compliance personnel to the sub-adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 2000, together with its affiliates, the sub-adviser had discretionary management authority over approximately $2.1 billion in assets.

Under the Sub Advisory Agreement, Kinetics supervises the sub-adviser which, in turn, furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. The sub-adviser's investment decisions are made subject to the direction and supervision of the Adviser and the Board of Trustees. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees. Pursuant to the Agreement, the Adviser is responsible directly, or indirectly through the sub-adviser, for:
     (1) rendering research, statistical and advisory services to the Portfolio;
     (2) making specific recommendations based on the Portfolio's investment requirements; and
     (3) paying the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

Advisory Fees

For the above services, the Funds/Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% of the Funds'/Portfolios' average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Fund/Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds. During the fiscal years ended December 31, 1998, 1999 and 2000, the Adviser was paid the following amounts:

--------------------------------------------- ----------- --------------- -----------------
Advisory Fees                                 1998        1999                 2000(9)
--------------------------------------------- ----------- --------------- -----------------
The Internet Fund(1)                          $38,561     $6,753,133           $11,962,044
The Internet Infrastructure Fund(2)           N/A         N/A                  $   187,429
The Internet Emerging Growth Fund(2)          N/A         N/A                  $   108,101
The Internet Global Growth Fund(2)            N/A         N/A                  $   215,101
The New Paradigm Fund(2)                      N/A         N/A                  $    35,321
The Medical Fund(3)                           N/A         $8,280               $   549,852
The Energy Fund(4)                            N/A         N/A                          N/A
The Small Cap Opportunities Fund(5)           N/A         N/A                  $     3,045
The Middle East Growth Fund(6)                N/A         N/A                  $     2,344
The Asia Technology Fund(7)                   N/A         N/A                  $       579
The Kinetics Government Money Market Fund(8)  N/A         N/A                  $   125,141
--------------------------------------------- ----------- --------------- -----------------

          (1)  The Fund started operations on October 21, 1996.
          (2)  The Fund started operations on December 31, 1999.
          (3)  The Fund started operations on September 30, 1999.
          (4)  The Fund started operations on December 29, 2000.
          (5)  The Fund started operations on March 20, 2000.
          (6)  The Fund started operations on March 10, 2000.
          (7)  The Fund started operations on October 20, 2000.
          (8)  The Fund started operations on February 3, 2000.
          (9) Fees reflect Fund expenses as well as master portfolio expenses allocated to the feeder Funds.

Sub-Advisory Fees

For the Asia Technology Fund, the sub-adviser's fees of 0.625% of the Fund's/Portfolio's average daily net assets are paid by the investment adviser out of the Adviser's annual advisory fees. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. During the fiscal periods ended December 31, 1998, 1999 and 2000, the sub-adviser was paid the following amounts:

------------------------------ ---------- ------------ ---------------
Sub-Advisory Fees              1998       1999         2000(2)
------------------------------ ---------- ------------ ---------------
The Asia Technology Fund1      N/A        N/A          $260
------------------------------ ---------- ------------ ---------------

          (1)  The Fund started operations on October 20, 2000.
          (2) Fees reflect The Asia Technology expenses allocated to the Asia Technology Fund.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below. The Funds pay all other expenses, including:

 o fees and expenses of directors not affiliated with the Adviser;
 o legal and accounting fees;
 o interest, taxes, and brokerage commissions; and
 o record keeping and the expense of operating its offices.

Shareholder Servicing
--------------------------------------------------------------------------------

The Adviser provides shareholder services to the Funds and receives a shareholder servicing fee from the Funds pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Funds' average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds. During the fiscal year ended December 31, 1999 and 2000, the Funds paid Kinetics the following amounts for shareholder servicing fees:
----------------------------------------------- -------------- -----------------
Shareholder Servicing Fees                          1999             2000
----------------------------------------------- -------------- -----------------
The Internet Fund(1)                              $766,954           $ 2,391,166
The Internet Infrastructure Fund(2)               N/A                $    37,489
The Internet Emerging Growth Fund(2)              N/A                $    21,602
The Internet Global Growth Fund(2)                N/A                $    43,047
The New Paradigm Fund(2)                          N/A                $     7,035
The Medical Fund(3)                               $  1,656           $   111,795
The Energy Fund(4)                                N/A                       N/A
The Small Cap Opportunities Fund(5)               N/A                $       638
The Middle East Growth Fund(6)                    N/A                $       466
The Asia Technology Fund(7)                       N/A                $       110
The Kinetics Government Money Market Fund(8)      N/A                $    64,307
----------------------------------------------- -------------- -----------------

          (1)  The Fund started operations on October 21, 1996.
          (2)  The Fund started operations on December 31, 1999.
          (3)  The Fund started operations on September 30, 1999.
          (4)  The Fund started operations on December 29, 2000.
          (5)  The Fund started operations on March 20, 2000.
          (6)  The Fund started operations on March 10, 2000.
          (7)  The Fund started operations on October 20, 2000.
          (8)  The Fund started operations on February 3, 2000.

Administrative Services
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Funds and the Portfolios. Under an Administrative Services Agreement with the Funds, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Funds' average daily net assets and 0.10% of the Portfolios' average daily net assets of which Kinetics will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar. During the fiscal year ended December 31, 2000 and 1999, the Funds paid Kinetics the following amounts for administrative services:

---------------------------------------------- ------------- ---------------
Administrative Services Fees                   1999              20009
---------------------------------------------- ------------- ---------------
The Internet Fund(1)                           $616,704          $1,436,197
The Internet Infrastructure Fund(2)              N/A             $   22,492
The Internet Emerging Growth Fund(2)             N/A             $   12,958
The Internet Global Growth Fund(2)               N/A             $   25,809
The New Paradigm Fund(2)                         N/A             $    4,231
The Medical Fund(3)                              $994            $   66,322
The Energy Fund(4)                               N/A                  N/A
The Small Cap Opportunities Fund(5)              N/A             $      371
The Middle East Growth Fund(6)                   N/A             $      281
The Asia Technology Fund(7)                      N/A             $       63
The Kinetics Government Money Market Fund(8)     N/A             $   37,550
---------------------------------------------- ------------- ---------------

          (1)  The Fund started operations on October 21, 1996.
          (2)  The Fund started operations on December 31, 1999.
          (3)  The Fund started operations on September 30, 1999.
          (4)  The Fund started operations on December 29, 2000.
          (5)  The Fund started operations on March 20, 2000.
          (6)  The Fund started operations on March 10, 2000.
          (7)  The Fund started operations on October 20, 2000.
          (8)  The Fund started operations on February 3, 2000.
          (9) Fees reflect Feeder Fund level expenses as well as master portfolio level expenses allocate to the Feeder Funds.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Funds' accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolios' dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

          |X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolios, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolios may reasonably request.

Distributor
--------------------------------------------------------------------------------

Kinetics Funds Distributor, Inc. ("KFDI") 1311 Mamaroneck Avenue, Suite 130, White Plains, New York 10605 is the distributor of the Funds' shares. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution Plans
--------------------------------------------------------------------------------

As noted in the Funds' Retail Shares prospectus, the Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "Plans"). One Plan is for Advisor Class A shares, while the other Plan if for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipient under the Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

The Plan for the Advisor Class A shares is a "reimbursement" Plan that provides the Company the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of the Funds' shares subject to the Plan up to 0.50% of average daily net assets.

The Plan for Advisor Classes B and C shares is a "compensation" type Plan that provides the Company with the ability to use assets of the Funds to pay KFDI 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds' shares subject to the Plan.

Activities covered by both Plans include:

          o    the advertising and marketing of shares of the Funds;
          o    preparing,  printing,  and  distributing  prospectuses  and sales
               literature   to    prospective    shareholders,    brokers,    or
               administrators; and
          o    implementing and operating the Plan.

The Plans must be renewed annually by the Board of Directors, including a majority of the independent Directors who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for that purpose. It is also required that the independent Directors select and nominate other independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares. All material amendments to the Plans or any related agreements must be approved by a vote of the independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payment made under the Plans. KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

With the exception of the Adviser and KFDI, no "interested person" of the Funds, as defined in the 1940 Act, and no Director of the Funds who is not an "interested person" has or had a direct or indirect financial interest in the Plans or any related argument.


Custodian
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolios. Under a Custody Agreement, Firstar Bank holds the Portfolios' assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolios' average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Funds' shares of beneficial interest and all necessary records and documents relating to such shares.


Valuation of Shares
--------------------------------------------------------------------------------

Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds' NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the Kinetics Government Money Market Fund) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolios' investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolios' investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

The Kinetics Government Money Market Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

Purchasing Shares
-------------------------------------------------------------------------------

Shares of the Funds are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Funds. Shares of the Funds are sold at their net asset value plus any applicable sales charge. Except for the Funds themselves, only investment dealers that have an effective sales agreement with the Funds are authorized to sell shares of the Funds.

Advisor Class A Shares - Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their net asset value plus a sales charge as described in the prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

|X| purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
|X|  signing a 13-month letter of intent
|X|  using the reinvestment privilege
|X|  making concurrent purchases

Large Purchases and Quantity Discounts As indicated in the prospectus, the more shares a shareholder purchases, the smaller the sales charge per share. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21 purchase shares, his or her purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the Internet Fund with a value at the current net asset value ("NAV") of $40,000. Later, the shareholder purchases $10,000 more at the current NAV. The sales charge on the additional purchase would be 4.50%, not 5.50% as shown in the prospectus. When making additional purchases, shareholders should inform the Funds in writing that they already own shares of the Fund at the time of purchasing more shares.

Signing a Letter of Intent If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent to reduce the sales charge. A letter of intent includes a provision allowing the Funds to adjust the sales charge depending on the amount you actually purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.50%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor's account will be released when the letter of intent is fulfilled or when the 13-month period is over, whichever comes first. If the investor did not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference in the sales charge.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to buy. When the investor establishes a letter of intent, the balances in any of the Funds' accounts (except the money market accounts) will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The investor's prior trade prices will not be adjusted, however.

Reinvestment Privilege If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases Another way to reduce the sales charge is to combine purchases made at the same time in two or more of the Funds that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower. Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker Dealer Purchases Purchases of the Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Advisor Class B Shares - Eliminating the Contingent Deferred Sales Charge

Advisor Class B shares of the Funds are sold at their net asset value plus a contingent defined sales charges as described in the prospectuses. No CDSC will be charged for redemptions made under the following circumstances:

|X|  redemptions made following death or disability (as defined by the IRS)

|X| redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2years old or older

|X| involuntary redemptions made in shareholder accounts that do not have the required minimum balance

Death or Disability To receive the CDSC exemption with respect to death or disability, the Adviser or the KFDI must be notified in writing at the time of the redemption that the shareholder, or his or her executor, requests the exemption.

IRA or other Retirement Plan The exemption from the CDSC for Individual Retirement Accounts of other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Involuntary Redemptions The Funds reserve the right to redeem shares of accounts with low balances (balances below $1,000). Shareholders will not be charged a CDSC for this type of involuntary redemption. See the prospectuses for more information on accounts with low balances. Exchange Privilege

Shareholders may exchange shares within the Company. To participate in the exchange privilege, shareholders must exchange shares having a net asset value of at least $1,000. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

|X|  By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. (Eastern time) to be processed that day (except for exchanges into or out of the Asia Technology Fund which are priced based on the net asset value determined at the close of regular trading in the Asian markets on the next business day).

|X|  In Writing

You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

You may only exchange No Load shares for No Load shares, Advisor Class A shares for Advisor Class A shares, Advisor Class B shares for Advisor Class B shares and Advisor Class C shares for Advisor Class C shares.

NOTE: The Funds may modify or terminate the exchange privilege at any time. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank, by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations
The Funds does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder's address of record.

Special Incentive Programs
At various times the Funds may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Funds, or participate in sales programs sponsored by the Funds. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers
The Funds may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Funds' behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Funds' NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares
-------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X|  the shareholder's name,

|X|  the name of the Fund;

|X|  the account number;

|X|  the share or dollar amount to be redeemed; and

|X|  signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days. Note that redemptions of Advisor Classes B or C shares may be subject to applicable contingent deferred sales charges.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.


Brokerage
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as "broker/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion the Portfolio's custodian, administrative or transfer agency fees, etc., and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

Taxes
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Funds, by paying out substantially all of their investment income and realized capital gains, have been and intend to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Funds (which is treated separately from each other series of the Company for these purposes), must distribute to their shareholders for each taxable year at least 90% of the Funds' taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following:

(a) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income;

(b) at the close of each quarter, (i) at least 50% of the value of the Funds' total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Funds' total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. Each Fund (as an investor in the corresponding Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Funds will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All net investment income distributed by the Funds, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Each Fund is required by federal law to withhold 31% of reportable payments (that may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


Performance Information
--------------------------------------------------------------------------------

Total Return
Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

---------------------------------------------- ------------ ----------- --------------------
Average Annual Total Returns Ended 12/31/2000  1 Year       3 Years     Since Inception
---------------------------------------------- ------------ ----------- --------------------
The Internet Fund(1)                           -51.50%        65.66%          45.48%
The Internet Infrastructure Fund(2)            -45.70%         N/A           -45.61%
The Internet Emerging Growth Fund(2)           -63.10%         N/A           -63.00%
The Internet Global Growth Fund(2)             -37.82%         N/A           -37.74%
The New Paradigm Fund(2)                         4.00%         N/A             3.99%
The Medical Fund(3)                             57.15%         N/A            80.55%
The Energy Fund(4)                               N/A           N/A             0.00%
The Small Cap Opportunities Fund(5)              N/A           N/A            11.00%
The Middle East Growth Fund(6)                   N/A           N/A           -24.40%
The Asia Technology Fund(7)                      N/A           N/A           -15.30%
The Kinetics Government Money Market Fund(8)     N/A           N/A             4.20%
---------------------------------------------- ------------ ----------- --------------------

          (1)  The Fund started operations on October 21, 1996.
          (2)  The Fund started operations on December 31, 1999.
          (3)  The Fund started operations on September 30, 1999.
          (4)  The Fund started operations on December 29, 2000.
          (5)  The Fund started operations on March 20, 2000.
          (6)  The Fund started operations on March 10, 2000.
          (7)  The Fund started operations on October 20, 2000.
          (8)  The Fund started operations on February 3, 2000.

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield
Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

For the Kinetics Government Money Market Fund, yield is calculated daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

|X| determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;

|X| dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

|X|  multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Kinetics Government Money Market Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield

The effective yield for the Kinetics Government Money Market Fund is computed by compounding the unannualized base period return by:

|X| adding 1 to the base period return;
|X| raising the sum to the 365/7th power; and |X| subtracting 1 from the result.


Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Funds may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Funds.

Comparison of Fund Performance
The performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

     o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

     o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

Independent Auditors
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Funds' independent auditors, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.


Financial Statements
--------------------------------------------------------------------------------

The audited financial statements for the Funds are incorporated by reference to the Funds' Annual Report, for the year ended 2000, as filed with the Securities and Exchange Commission on March 1, 2001.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.